INCOME TAXES (Details 4) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Plant, equipment and mining properties	$ 53,069	$ 44,056
Unrecognized deductible temporary differences [Member]
Statement [Line Items]
Tax losses carried forward - Canada	20,468	20,370
Tax losses carried forward - Mexico	50,889	42,575
Share issue costs	815	841
Plant, equipment and mining properties	511	411
Exploration and evaluation assets	1,174	1,156
Investments	2,267	1,289
Unrecognized deductible temporary differences	$ 76,124	$ 66,642